Note 5 - Investment in Interest-earning Time Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Investments in Interest-Earning Time Deposits by Contractual Maturity [Table Text Block]
	2022	2021
Due in one year or less	$2,541	$4,487
Due after one year through five years	1,292	3,437
Total	$3,833	$7,924